Stockholders' Equity and Partners' Capital - Restricted Common Stock Activity (Details) - Restricted Common Stock - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Restricted Common Stock
Balance as of beginning of period (in shares)	529,862	436,399
Granted (in shares)	158,543	354,288
Vested (in shares)	(124,407)	(270,099)
Forfeited (in shares)	(7,690)	(6,767)
Balance as of end of period (in shares)	556,308	513,821
Weighted Average Grant Date Fair Value
Balance as of beginning of period (in dollars per share)	$ 28.83	$ 28.27
Granted (in dollars per share)	30.81	26.62
Vested (in dollars per share)	27.37	27.48
Forfeited (in dollars per share)	29.58	28.87
Balance as of end of period (in dollars per share)	$ 29.71	$ 27.54